Secured Loans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Secured Loans (Textual)
Maturity term	1 year	1 year
Interest expense	$ 2,081,104	$ 2,302,136
Loans receivable	148,293,427	138,705,074
Financing expenses	361,423
Feng Hui (Member) | Secured Debt [Member]
Secured Loans (Textual)
Loans receivable	$ 28,049,885	$ 11,830,491